UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

BNY Mellon Investment Funds VI
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	5/31/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Balanced Opportunity Fund

SEMI-ANNUAL REPORT May 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2021, through May 31, 2022, as provided by Torrey Zaches, CFA and James Stavena*, Asset Allocation Portfolio Managers, Brian Ferguson, John C. Bailer, CFA, James A. Lydotes, CFA, Matthew T. Jenkin, Karen Behr, Keith Howell, John R. Porter III, portfolio managers employed by one of the fund’s sub-advisers, Newton Investment Management North America, LLC, and David Bowser, CFA, portfolio manager employed by one of the fund’s sub-advisers, Insight North America LLC.

*Became a portfolio manager effective June 29, 2022.

Market and Fund Performance Overview

For the six-month period ended May 31, 2022, the BNY Mellon Balanced Opportunity Fund’s (the “fund”) Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares and Class Z shares produced total returns of −10.37%, −10.70%, −10.24%, −10.26%, −10.28% and −10.29%, respectively.1 In comparison, the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”), produced total returns of −8.85% and −9.15%, respectively, for the same period.2,3 Separately, a Customized Blended Index composed of 60% S&P 500® Index and 40% Bloomberg Index produced a total return of −8.86% for the same period.4

Stocks and bonds lost ground during the reporting period under pressure from increasing inflation and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the Customized Blended Index, largely due to disappointing stock selection in the information technology sector.

The Fund’s Investment Approach

The fund seeks high total return through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund varies the mix of stocks and bonds, but normally the fund allocates between 25% and 50% to fixed-income securities and between 75% and 50% to equities. The fund’s investment adviser allocates fund assets among the fund’s equity portfolio managers and the fund’s fixed-income portfolio managers based on an assessment of the relative return and risk of each asset class and an analysis of several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

In the equity portion of the fund’s portfolio, we strive to create a broadly diversified blend of growth and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

In the fixed-income portion of the fund’s portfolio, we may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero-coupon bonds and money market instruments.

Equities and Fixed Income Decline as Inflation Mounts

Although U.S. equities started the reporting period on a positive note as investors looked for continued economic recovery from the COVID-19 pandemic, inflationary pressures put a damper on markets in early 2022. Commodity prices rose in response to wage increases and lingering, pandemic-related supply-chain bottlenecks, while government stimulus and accommodative monetary policies pressured prices as well. Central banks responded with increasingly hawkish rhetoric regarding interest-rate increases. Prior to the start of the new year, the U.S. Federal Reserve (the “Fed”) announced its intention to scale back its asset purchases earlier in 2022 than previously planned and signaled a more rapid increase in interest rates ahead. Inflationary forces were exacerbated by the Russian invasion of Ukraine in February 2022. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Stocks in energy producers surged along with oil and gas prices, while some other sectors, such as utilities, consumer staples and materials, produced more modest gains. However, growth-oriented shares suffered as the threat of rising interest rates caused investors to question the pace of future growth and the relative value of future earnings. Consumer discretionary, communication services and information technology stocks experienced the most significant declines, and most other sectors lost ground as well.

Fixed-income investments were negatively affected by increasing inflation and rising interest rates as well. As the Fed hiked rates, and more increases were priced in by financial markets, yields rose sharply. Bond prices, which generally move in inverse relation to yields, fell, with few safe havens. Generally, longer-duration instruments suffered steeper losses than their shorter-duration counterparts. Corporates and commercial mortgage-backed securities (“CMBS”) lagged Treasury securities.

Equity Selection and Bond Positioning Detract from Relative Performance

On the equity side, the fund’s performance relative to the Customized Blended Index suffered due disappointing stock selection, particularly in the information technology sector,

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

where investor sentiment shifted away from shares in fast growing, richly valued companies. Notably underperforming holdings included digital payment equipment and software provider Block, cloud communications platform Twilio and customer relationship management platform HubSpot. All three began the reporting period with high valuations, after benefiting from pandemic-related conditions, and saw share prices decline despite attractive growth rates. In the consumer staples sector, which included several companies leveraged to the economic reopening trade, relative returns were undermined by significantly underweight exposure. In health care, overweight exposure and disappointing selections detracted. Notable underperformers including virtual health care provider Teladoc Health and diabetes treatment provider DexCom. Conversely, the fund benefited from an overweight position and good stock selection in the energy sector. Top performers included natural gas producer EQT, downstream energy company Marathon Petroleum and oil & gas exploration & production firm Hess. Overweight exposure and good stock selection also bolstered returns in the financials sector, which was seen as well positioned in an environment of increasing inflation and rising rates. Returns were led by holdings in specialty insurer Assurance and independent financial advisor LPL Financial Holdings. Finally, good stock selection in the materials sector, including fertilizer producer CF Industries Holdings and aluminum producer Alcoa, gained ground on rising commodity prices.

The performance of the fixed-income portion of the fund trailed that of the Bloomberg Index primarily due to overweight allocation to corporate bonds and CMBS, which underperformed Treasury securities. Security selection also detracted slightly from relative returns. However, the fund’s underweight duration positioning contributed positively as rates rose.

Focused on Security Selection While Positioned for Prevailing Conditions

From an asset-allocation perspective, as of May 31, 2022, the fund maintains a very modest overweight to equities. Among equities, we remain focused primarily on individual stock selection. However, prevailing market conditions have altered the near- and mid-term prospects for some issues, leading us to find a growing number of attractive investment opportunities in the financials and consumer discretionary sectors among companies supported by non-discretionary demand despite high inflation and rising rates. In contrast, we are finding fewer opportunities in information technology and communication services. As of May 31, 2022, the fund holds its largest overweight positions in health care and financials, and its most significantly underweight positions in consumer staples and communication services.

The bond portion of the fund is positioned with the expectation that U.S. economic growth may moderate in the coming months, but the country remains likely to avoid a recession. In our opinion, rates have already seen their major move, and inflation is likely to roll over to the 3% range. The fund holds overweight exposure to corporate bonds, where spreads look fair to modestly attractive. From a duration perspective, the fund has moved closer to a neutral position, with a remaining, slightly underweight position relative to the Bloomberg Index.

June 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap, U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4 The source for the Customized Blended Index is FactSet.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Balanced Opportunity Fund from December 1, 2021 to May 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2022

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$5.44	$8.97	$4.26	$4.26	$4.26	$4.49
Ending value (after expenses)	$896.30	$893.00	$897.60	$897.40	$897.20	$897.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2022

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$5.79	$9.55	$4.53	$4.53	$4.53	$4.78
Ending value (after expenses)	$1,019.20	$1,015.46	$1,020.44	$1,020.44	$1,020.44	$1,020.19
†

Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for Class I, .90% for Class J, .90% for Class Y and .95% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		203,672
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		250,257
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		89,940
				543,869
Asset-Backed Certificates - .7%
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		496,588
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	435,000		420,072
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	200,478	[a]	200,371
Dell Equipment Finance Trust, Ser. 2021-1, Cl. A3	0.43	5/22/2026	495,000	[a]	482,865
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[a]	442,265
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	80,141		80,162
				2,122,323
Asset-Backed Certificates/Auto Receivables - .6%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	365,000		353,243
Hertz Vehicle Financing, Ser. 2021-1A, CI. A	1.21	12/26/2025	575,000	[a]	543,683
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	24,594		24,636
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	147,632	[a]	148,436
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	4,588	[a]	4,593
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	120,122	[a]	120,609
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	367,560
OSCAR US Funding XII, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	352,082
				1,914,842
Automobiles & Components - .3%
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	280,000		226,472
General Motors Financial, Sr. Unscd. Notes	2.40	4/10/2028	545,000		475,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Automobiles & Components - .3% (continued)
Stellantis Finance US, Gtd. Notes	2.69	9/15/2031	200,000	[a]	165,354
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	200,134
				1,067,780
Banks - 2.5%
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	110,000		100,323
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		100,436
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		244,037
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		69,368
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		204,826
BNP Paribas, Sr. Unscd. Notes	1.68	6/30/2027	250,000	[a]	224,399
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		331,821
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		255,451
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		251,067
Cooperatieve Rabobank, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	259,588
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		247,748
HSBC Holdings, Sr. Unscd. Notes	2.80	5/24/2032	295,000		250,812
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		200,295
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		179,135
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		384,943
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		255,116
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		186,460
KfW, Govt. Gtd. Notes	2.38	12/29/2022	565,000		566,437
Lloyds Banking Group, Sr. Unscd. Notes	1.63	5/11/2027	280,000		252,781
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		312,843
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		75,832
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		301,968
NatWest Group, Sr. Unscd. Notes	1.64	6/14/2027	200,000		179,698
NatWest Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		250,680
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000	[b]	227,409
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	610,000		593,851
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		262,208
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000	[b]	202,570
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000		404,279
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		322,131
				7,698,512

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Beverage Products - .3%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	460,000		464,601
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		179,847
Keurig Dr Pepper, Gtd. Notes	3.20	5/1/2030	280,000		257,441
				901,889
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000		218,512
Chemicals - .1%
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		197,728
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		138,829
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		65,242
				401,799
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	339,205
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000	[b]	159,217
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000	[b]	106,069
				604,491
Commercial Mortgage Pass-Through Certificates - 1.5%
Benchmark Mortgage Trust, Ser. 2020-B22, Cl. A5	1.97	1/15/2054	560,000		475,798
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.95	12/15/2037	225,000	[a,c]	221,433
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		98,286
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		459,631
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		136,217
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	250,371
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		466,336
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		358,303
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		229,811
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +0.70%	1.58	6/15/2034	335,000	[a,c]	328,346
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.03	7/10/2046	220,000		221,684
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		203,656

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Commercial Mortgage Pass-Through Certificates - 1.5% (continued)
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		294,640
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	230,727	[a]	228,608
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		196,692
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		120,234
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	203,700		202,186
				4,492,232
Consumer Discretionary - .1%
Marriott International, Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000		403,395
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		104,311
Diversified Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		201,149
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	180,000		152,041
Air Lease, Sr. Unscd. Notes	1.88	8/15/2026	215,000		192,087
Air Lease, Sr. Unscd. Notes	2.88	1/15/2026	135,000		127,194
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		128,310
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		180,838
Intercontinental Exchange, Sr. Unscd. Notes	4.35	6/15/2029	130,000		131,581
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	145,782
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		100,216
				1,359,198
Energy - .9%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	232,820
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000		269,634
EIG Pearl Holdings, Sr. Scd. Bonds	3.55	8/31/2036	385,000	[a]	341,664
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000		162,475
Energy Transfer, Sr. Unscd. Notes	4.90	2/1/2024	225,000		228,369
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	[b]	168,810
Enterprise Products Operating, Gtd. Notes	3.30	2/15/2053	190,000		144,604
Equinor, Gtd. Notes	3.25	11/18/2049	130,000		108,896

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 33.5% (continued)
Energy - .9% (continued)
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000	131,118
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000	228,988
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000	109,082
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000	200,039
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000	76,620
Totalenergies Capital International, Gtd. Notes	3.46	2/19/2029	260,000	254,124
				2,657,243
Environmental Control - .3%
Republic Services, Sr. Unscd. Notes	2.38	3/15/2033	525,000	442,735
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000	98,408
Waste Management, Gtd. Notes	2.00	6/1/2029	145,000	[b] 129,052
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000	98,034
				768,229
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	180,000	154,342
Mondelez International, Sr. Unscd. Notes	2.13	3/17/2024	151,000	148,744
				303,086
Foreign Governmental - .3%
Hungary, Sr. Unscd. Notes	2.13	9/22/2031	200,000	[a] 161,722
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000	362,951
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000	203,104
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000	268,416
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	62,707
				1,058,900
Health Care - 1.3%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000	187,311
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000	207,025
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000	128,987
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000	210,532
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	160,000	133,783
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000	198,804
Bio-Rad Laboratories, Sr. Unscd. Notes	3.70	3/15/2032	430,000	[b] 393,581
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	89,000	89,051
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	25,000	24,692
Cigna, Gtd. Notes	3.05	11/30/2022	140,000	140,385

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Health Care - 1.3% (continued)
Cigna, Gtd. Notes	4.38	10/15/2028	295,000		299,784
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	50,000		50,663
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000		357,236
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		164,886
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		75,122
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		109,698
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		52,820
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		115,383
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		59,203
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		40,182
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		45,395
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		54,469
Regeneron Pharmaceuticals, Sr. Unscd. Notes	1.75	9/15/2030	112,000		92,731
Royalty Pharma, Gtd. Notes	2.15	9/2/2031	325,000	[b]	263,852
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		142,430
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		162,878
Viatris, Gtd. Notes	2.70	6/22/2030	100,000		83,705
				3,884,588
Industrial - .1%
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000		463,195
Information Technology - .1%
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		174,407
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	110,000		85,287
				259,694
Insurance - 1.0%
American International Group, Sr. Unscd. Notes	3.90	4/1/2026	120,000		120,603
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000		191,482
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	231,678
Jackson Financial, Sr. Unscd. Notes	3.13	11/23/2031	195,000	[a]	163,556
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	175,839
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	198,613
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	525,135
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	248,869
New York Life Insurance, Sub. Notes	3.75	5/15/2050	205,000	[a]	175,557

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Insurance - 1.0% (continued)
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	347,804
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	246,342
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	151,753
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		121,209
				2,898,440
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		173,247
Media - .4%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		189,059
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		310,002
Comcast, Gtd. Notes	2.89	11/1/2051	210,000	[a]	159,761
Comcast, Gtd. Notes	6.50	11/15/2035	43,000		52,430
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	267,871
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		55,746
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		305,387
				1,340,256
Metals & Mining - .2%
Anglo American Capital, Gtd. Notes	2.63	9/10/2030	400,000	[a]	342,572
Glencore Funding, Gtd. Notes	2.63	9/23/2031	415,000	[a]	348,578
				691,150
Municipal Securities - .6%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		40,703
California, GO, Ser. A	2.38	10/1/2026	230,000		220,138
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		38,476
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		126,933
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		23,726
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		141,313
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		108,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Municipal Securities - .6% (continued)
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000		243,196
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		253,173
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		11,639
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000		234,287
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		153,528
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		54,503
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		53,863
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		40,965
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		126,726
				1,871,515
Real Estate - 1.1%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000		223,503
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000		165,760
American Homes 4 Rent, Sr. Unscd. Notes	2.38	7/15/2031	90,000		74,528
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000		206,088
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	740,000		619,908
Equinix, Sr. Unscd. Notes	2.50	5/15/2031	310,000		262,728
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000		210,502
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000		37,500
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000		105,997
Realty Income, Sr. Unscd. Notes	2.85	12/15/2032	225,000		201,084
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a]	204,997
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000		229,010
Spirit Realty, Gtd. Notes	2.10	3/15/2028	340,000		297,171
WP Carey, Sr. Unscd. Notes	2.25	4/1/2033	295,000		235,363

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Real Estate - 1.1% (continued)
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	175,000		147,203
				3,221,342
Retailing - .3%
7-Eleven, Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	193,760
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000		186,534
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000		109,777
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000		99,144
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000	[b]	77,457
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	[b]	245,137
				911,809
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a]	194,018
NXP, Gtd. Notes	2.65	2/15/2032	410,000		341,764
				535,782
Supranational Bank - .1%
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000		301,009
Technology Hardware & Equipment - .2%
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000		407,546
Dell International, Sr. Unscd. Notes	6.02	6/15/2026	130,000		137,418
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	105,000		108,549
				653,513
Telecommunication Services - .6%
AT&T, Sr. Unscd. Notes	2.55	12/1/2033	438,000		370,592
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	150,000	[a]	151,024
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		141,556
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	155,000		134,717
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000		259,916
Verizon Communications, Sr. Unscd. Notes	2.36	3/15/2032	51,000		43,971
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000		139,437
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000		491,116
				1,732,329
Transportation - .4%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	130,000		114,650
Canadian Pacific Railway, Gtd. Notes	3.00	12/2/2041	125,000		103,335
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		363,133
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		204,717
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		185,056

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
Transportation - .4% (continued)
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		145,369
				1,116,260
U.S. Government Agencies Collateralized Mortgage Obligations - .2%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	260,112
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	248,735
				508,847
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	568,091
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	548,026
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[d]	748,834
				1,864,951
U.S. Government Agencies Mortgage-Backed - 8.6%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,642,247	[d]	2,356,441
2.50%, 11/1/2027-9/1/2050			1,523,818	[d]	1,412,680
3.00%, 6/1/2031-12/1/2046			588,342	[d]	572,393
3.50%, 12/1/2041-9/1/2049			984,269	[d]	978,336
5.50%, 1/1/2036			28,301	[d]	30,543
Federal National Mortgage Association:
1.50%, 3/1/2051			532,001	[d]	452,571
2.00%, 8/1/2036-12/1/2051			6,504,142	[d]	5,839,178
2.50%, 9/1/2028-1/1/2052			4,569,365	[d]	4,240,281
3.00%, 6/1/2028-12/1/2050			3,986,996	[d]	3,871,580
3.50%, 8/1/2034-10/1/2050			2,427,579	[d]	2,411,473
4.00%, 7/1/2042-5/1/2052			1,835,276	[d]	1,858,892
4.50%, 2/1/2039-9/1/2049			927,450	[d]	963,676
5.00%, 4/1/2035-12/1/2048			302,424	[d]	317,334
5.50%, 9/1/2034-5/1/2039			27,713	[d]	29,299
8.00%, 3/1/2030			83	[d]	83

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 33.5% (continued)
U.S. Government Agencies Mortgage-Backed - 8.6% (continued)
Government National Mortgage Association I:
5.50%, 4/15/2033			9,145		9,973
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			409,334		400,585
4.00%, 10/20/2047-1/20/2048			239,768		244,848
4.50%, 7/20/2048			79,904		82,389
				26,072,555
U.S. Government Agencies Obligations - .2%
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[d]	577,254
U.S. Treasury Securities - 7.7%
U.S. Treasury Bonds	1.75	8/15/2041	4,750,000		3,694,609
U.S. Treasury Bonds	2.38	5/15/2051	3,445,000		2,959,134
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.03%	1.16	4/30/2023	4,100,000	[c]	4,105,457
U.S. Treasury Notes	0.38	7/15/2024	2,685,000		2,564,647
U.S. Treasury Notes	0.88	9/30/2026	10,735,000		9,883,329
				23,207,176
Utilities - .9%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		117,030
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		92,703
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		162,627
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		166,550
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		264,865
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		237,011
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		214,758
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		98,339
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		117,262
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		237,773
NRG Energy, Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	388,735
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		97,107
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		30,194
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000		32,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 33.5% (continued)
Utilities - .9% (continued)
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	230,588
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000	231,968
				2,719,567
Total Bonds and Notes (cost $109,941,112)			101,625,090
Description			Shares	Value ($)
Common Stocks - 62.3%
Advertising - .1%
WPP			38,136	442,586
Aerospace & Defense - 1.8%
BAE Systems			21,560	205,402
Howmet Aerospace			58,835	2,104,528
L3Harris Technologies			2,907	700,296
Northrop Grumman			2,176	1,018,303
Raytheon Technologies			11,710	1,113,855
The Boeing Company			2,340	[e] 307,476
				5,449,860
Agriculture - .1%
Imperial Brands			7,925	178,996
Swedish Match			12,647	130,803
				309,799
Automobiles & Components - .7%
Cie Generale des Etablissements Michelin			2,677	349,251
Daimler Truck Holding			2,279	[e] 71,031
General Motors			20,096	[e] 777,313
Mercedes-Benz Group			1,052	74,784
Tesla			1,160	[e] 879,582
				2,151,961
Banks - 1.9%
BNP Paribas			10,132	579,512
Comerica			20,475	1,703,725
ING Groep			7,118	80,541
Macquarie Group			1,274	169,431
Mizuho Financial Group			6,300	74,416
Sumitomo Mitsui Financial Group			13,900	425,278
United Overseas Bank			4,500	96,663
Wells Fargo & Co.			54,337	2,487,004
				5,616,570
Beverage Products - .1%
Diageo			6,406	297,477

Description	Shares	Value ($)
Common Stocks - 62.3% (continued)
Building Materials - .0%
HeidelbergCement	1,151	66,841
Chemicals - .3%
CF Industries Holdings	4,772	471,330
Evonik Industries	11,173	299,016
Yara International	2,525	130,689
		901,035
Commercial & Professional Services - 1.5%
Ashtead Group	4,826	252,895
Block	30,358	[e] 2,656,629
Brambles	27,375	213,019
Cintas	3,229	1,286,208
Recruit Holdings	6,000	219,296
		4,628,047
Consumer Discretionary - 1.3%
Aristocrat Leisure	2,074	50,131
Bunzl	2,364	82,482
Dolby Laboratories, Cl. A	9,395	729,240
Ferguson	1,367	164,348
International Game Technology	19,780	[b] 423,688
ITOCHU	10,800	309,016
Las Vegas Sands	28,247	[e] 1,001,639
Nintendo	300	133,529
Peloton Interactive, Cl. A	65,602	[e] 915,804
Sony Group	2,400	225,799
		4,035,676
Consumer Durables & Apparel - .3%
Burberry Group	11,965	258,666
LVMH	930	598,079
		856,745
Consumer Staples - .2%
The Estee Lauder Companies, Cl. A	2,309	587,987
Unilever	1,638	79,011
		666,998
Diversified Financials - 3.8%
Ameriprise Financial	12,356	3,413,592
ASX	8,611	498,849
CME Group	8,624	1,714,710
LPL Financial Holdings	4,760	933,864
Melrose Industries	48,355	82,704
Morgan Stanley	21,166	1,823,239
Singapore Exchange	10,700	74,335
The Goldman Sachs Group	5,032	1,644,709

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
Diversified Financials - 3.8% (continued)
Voya Financial	20,875	[b]	1,432,234
		11,618,236
Electronic Components - 1.2%
AMETEK	11,837		1,437,840
Casio Computer	7,300		66,628
Hubbell	6,095		1,157,197
Quanta Services	7,574		901,306
		3,562,971
Energy - 4.9%
BP	19,153		103,814
ConocoPhillips	14,661		1,647,310
Eni	21,978		332,930
EQT	80,635		3,847,902
Exxon Mobil	28,457		2,731,872
Hess	14,391		1,771,100
Marathon Petroleum	21,167		2,154,589
OMV	2,286	[e]	133,524
Valero Energy	16,169		2,095,502
		14,818,543
Food & Staples Retailing - .5%
Sysco	17,559		1,478,117
Food Products - .2%
Koninklijke Ahold Delhaize	16,486		455,185
Tate & Lyle	8,361		78,455
		533,640
Health Care - 12.0%
AbbVie	9,555		1,408,120
Alcon	13,157		983,223
Align Technology	1,807	[e]	501,695
Alnylam Pharmaceuticals	3,174	[e]	399,289
Becton Dickinson & Co.	6,305		1,612,819
Biogen	2,164	[e]	432,800
BioMarin Pharmaceutical	6,043	[e]	454,011
Bio-Techne	1,655		611,903
Boston Scientific	34,766	[e]	1,425,754
Centene	16,340	[e]	1,330,730
Danaher	11,450		3,020,739
DexCom	4,584	[e]	1,365,757
Edwards Lifesciences	13,721	[e]	1,383,763
Elanco Animal Health	18,284	[e]	433,331
Eli Lilly & Co.	13,397		4,199,156
Euroapi	191	[e]	2,776
GlaxoSmithKline	16,577		362,111

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
Health Care - 12.0% (continued)
Horizon Therapeutics	18,094	[e]	1,622,851
Intuitive Surgical	5,577	[e]	1,269,548
Laboratory Corp. of America Holdings	2,207		544,511
McKesson	3,258		1,070,872
Medtronic	22,588		2,262,188
Merck & Co.	21,826		2,008,647
Novartis	979		88,877
Organon & Co.	24,689		937,194
Repligen	4,091	[e]	672,847
Roche Holding	1,919		653,251
Sanofi	4,413		471,256
Seagen	6,000	[e]	814,080
Shionogi & Co.	3,800		202,536
Sonova Holding	231		82,042
Teladoc Health	12,269	[e]	418,250
The Cooper Companies	2,730		957,520
United Therapeutics	2,170	[e]	499,838
UnitedHealth Group	3,747		1,861,435
		36,365,720
Industrial - 2.3%
ACS Actividades de Construccion y Servicios	3,356	[b,e]	95,258
Caterpillar	3,215		693,958
Eaton	8,289		1,148,855
FUJIFILM Holdings	1,900		104,436
Ingersoll Rand	55,820		2,631,913
Mitsubishi Electric	6,700		73,450
Rockwell Automation	3,508		747,906
Trane Technologies	10,989		1,517,141
		7,012,917
Information Technology - 5.2%
Ansys	3,933	[e]	1,023,996
Bill.com Holdings	4,944	[e]	584,579
CACI International, Cl. A	3,103	[e]	869,988
Datadog, Cl. A	8,011	[e]	764,169
HubSpot	2,814	[e]	950,260
Microsoft	29,036		7,894,017
Salesforce	8,843	[e]	1,417,002
Twilio, Cl. A	17,187	[e]	1,807,557
Zoom Video Communications, CI. A	3,820	[e]	410,459
		15,722,027
Insurance - 4.2%
Ageas	6,674		336,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
Insurance - 4.2% (continued)
Allianz	850		178,037
Aon, Cl. A	3,329		917,705
Assurant	12,207		2,156,855
Berkshire Hathaway, Cl. B	12,643	[e]	3,994,935
Chubb	10,532		2,225,306
MetLife	30,005		2,022,037
The Hartford Financial Services Group	13,055		946,618
		12,777,897
Internet Software & Services - 6.3%
Alphabet, Cl. A	394	[e]	896,445
Alphabet, Cl. C	2,901	[e]	6,616,543
Amazon.com	2,807	[e]	6,748,561
Booking Holdings	1,269	[e]	2,847,078
Chewy, Cl. A	17,721	[b,e]	439,481
Farfetch, Cl. A	20,553	[e]	184,360
Match Group	6,289	[e]	495,447
Trend Micro	2,800		164,082
Uber Technologies	27,038	[e]	627,282
		19,019,279
Media - .3%
Netflix	2,678	[e]	528,744
The Walt Disney Company	3,705	[e]	409,180
		937,924
Metals & Mining - 1.1%
Alcoa	26,331		1,625,149
Fortescue Metals Group	5,744		82,379
Freeport-McMoRan	34,564		1,350,761
Rio Tinto	3,983		288,833
		3,347,122
Real Estate - .3%
Klepierre	4,781	[e]	109,173
Sun Hung Kai Properties	15,500		188,829
Weyerhaeuser	11,938	[f]	471,790
		769,792
Retailing - .5%
Expedia Group	7,526	[e]	973,338
Lululemon Athletica	1,542	[e]	451,328
		1,424,666
Semiconductors & Semiconductor Equipment - 2.6%
Advantest	4,600		315,734
Applied Materials	17,269		2,025,481
ASML Holding	789		454,977

Description	Shares		Value ($)
Common Stocks - 62.3% (continued)
Semiconductors & Semiconductor Equipment - 2.6% (continued)
Marvell Technology	18,521		1,095,517
NVIDIA	18,392		3,434,154
Renesas Electronics	23,400	[e]	274,709
STMicroelectronics	1,848		73,949
Tokyo Electron	200		91,590
		7,766,111
Technology Hardware & Equipment - 4.8%
Apple	45,438		6,762,992
Check Point Software Technologies	5,417	[e]	677,558
Ciena	13,918	[e]	707,313
Corning	19,571		701,033
CrowdStrike Holdings, CI. A	4,509	[e]	721,395
F5	4,487	[e]	731,560
Fujitsu	500		74,874
Hewlett Packard Enterprise	60,021		936,328
Qualcomm	12,626		1,808,296
Teleperformance	248		82,321
Zebra Technologies, Cl. A	4,016	[e]	1,358,171
		14,561,841
Telecommunication Services - .8%
Cisco Systems	39,276		1,769,384
Nippon Telegraph & Telephone	10,300		313,081
Telstra	53,843		149,666
Vodafone Group	168,485	[b]	277,480
		2,509,611
Transportation - .6%
AP Moller - Maersk, Cl. B	39		113,438
Deutsche Post	7,940		328,314
Kuehne + Nagel International	1,156		305,242
Norfolk Southern	4,147		993,870
		1,740,864
Utilities - 2.4%
AGL Energy	25,609	[b]	160,826
Centrica	64,241	[e]	64,168
Constellation Energy	39,174		2,431,922
Enel	78,782		511,753
Exelon	42,199		2,074,081
The AES	45,151		995,128
Vistra Energy	35,971		948,555
		7,186,433
Total Common Stocks (cost $161,518,498)	188,577,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - .0%
Automobiles & Components - .0%
Volkswagen (cost $90,225)	5.17	451		74,936

Exchange-Traded Funds - 2.0%
Registered Investment Companies - 2.0%
iShares Core U.S. Aggregate Bond ETF		2,908		300,891
iShares MSCI EAFE ETF		2,669	[b]	186,857
SPDR S&P 500 ETF Trust		13,218	[b]	5,458,109
Total Exchange-Traded Funds (cost $5,740,230)		5,945,857
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,354,563)	0.80	4,354,563	[g]	4,354,563

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $8,656,161)	0.80	8,656,161	[g] 8,656,161
Total Investments (cost $290,300,789)		102.1%	309,233,913
Liabilities, Less Cash and Receivables		(2.1%)	(6,318,744)
Net Assets		100.0%	302,915,169

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $10,478,352 or 3.46% of net assets.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $10,042,301 and the value of the collateral was $10,387,615, consisting of cash collateral of $8,656,161 and U.S. Government & Agency securities valued at $1,731,454. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	16.6
Financial	15.2
Technology	12.4
Mortgage Securities	10.9
Communications	9.6
Government	8.9
Industrial	6.6
Investment Companies	6.3
Energy	5.8
Consumer, Cyclical	3.3
Utilities	3.3
Basic Materials	1.8
Asset Backed Securities	1.3
Beverages	.1
102.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 11/30/2021	Purchases ($)†	Sales ($)	Value ($) 5/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	4,692,514	53,188,986	(53,526,937)	4,354,563	6,908
Investment of Cash Collateral for Securities Loaned - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 2.9%	3,906,074	77,173,068	(72,422,981)	8,656,161	6,678	††
Total - 4.3%	8,598,588	130,362,054	(125,949,918)	13,010,724	13,586

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	39	9/30/2022	8,214,741	8,232,961	18,220
U.S. Treasury Ultra Long Bond	19	9/21/2022	2,963,144	2,959,250	(3,894)
Futures Short
U.S. Treasury 10 Year Notes	15	9/21/2022	1,787,904	1,791,797	(3,893)
U.S. Treasury 5 Year Notes	34	9/30/2022	3,828,412	3,840,406	(11,994)
Ultra 10 Year U.S. Treasury Notes	4	9/21/2022	513,249	513,938	(689)
Gross Unrealized Appreciation				18,220
Gross Unrealized Depreciation				(20,470)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,042,301)—Note 1(c):
Unaffiliated issuers	277,290,065	296,223,189
Affiliated issuers	13,010,724	13,010,724
Cash		14
Cash denominated in foreign currency	88,935	89,309
Receivable for investment securities sold		2,764,472
Dividends, interest and securities lending income receivable		760,961
Cash collateral held by broker—Note 4		163,141
Receivable for shares of Beneficial Interest subscribed		116,922
Tax reclaim receivable—Note 1(b)		25,030
Prepaid expenses		60,181
		313,213,943
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		273,768
Liability for securities on loan—Note 1(c)		8,656,161
Payable for investment securities purchased		1,104,459
Payable for shares of Beneficial Interest redeemed		140,839
Payable for futures variation margin—Note 4		22,633
Trustees’ fees and expenses payable		8,185
Other accrued expenses		92,729
		10,298,774
Net Assets ($)		302,915,169
Composition of Net Assets ($):
Paid-in capital		275,748,617
Total distributable earnings (loss)		27,166,552
Net Assets ($)		302,915,169

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	231,499,085	10,320,235	14,734,520	12,959,895	2,400,900	31,000,534
Shares Outstanding	10,651,046	478,154	681,584	595,740	110,515	1,435,640
Net Asset Value Per Share ($)	21.73	21.58	21.62	21.75	21.72	21.59

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2022 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $37,458 foreign taxes withheld at source):
Unaffiliated issuers	1,407,723
Affiliated issuers	6,908
Interest	1,290,368
Income from securities lending—Note 1(c)	6,678
Total Income	2,711,677
Expenses:
Management fee—Note 3(a)	1,323,962
Shareholder servicing costs—Note 3(c)	448,379
Professional fees	53,149
Registration fees	50,632
Distribution fees—Note 3(b)	43,021
Prospectus and shareholders’ reports	26,497
Chief Compliance Officer fees—Note 3(c)	12,866
Custodian fees—Note 3(c)	11,246
Trustees’ fees and expenses—Note 3(d)	9,185
Loan commitment fees—Note 2	3,248
Miscellaneous	19,985
Total Expenses	2,002,170
Less—reduction in expenses due to undertaking—Note 3(a)	(127,617)
Net Expenses	1,874,553
Net Investment Income	837,124
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,299,690
Net realized gain (loss) on futures	(330,149)
Net Realized Gain (Loss)	8,969,541
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(45,235,185)
Net change in unrealized appreciation (depreciation) on futures	(90,380)
Net Change in Unrealized Appreciation (Depreciation)	(45,325,565)
Net Realized and Unrealized Gain (Loss) on Investments	(36,356,024)
Net (Decrease) in Net Assets Resulting from Operations	(35,518,900)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations ($):
Net investment income	837,124	826,038
Net realized gain (loss) on investments	8,969,541	44,534,670
Net change in unrealized appreciation (depreciation) on investments	(45,325,565)	2,303,018
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,518,900)	47,663,726
Distributions ($):
Distributions to shareholders:
Class A	(31,807,032)	(9,829,567)
Class C	(1,447,367)	(419,951)
Class I	(1,999,524)	(577,336)
Class J	(1,799,186)	(586,026)
Class Y	(747,510)	(301,733)
Class Z	(4,321,966)	(1,405,862)
Total Distributions	(42,122,585)	(13,120,475)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	6,996,284	17,951,974
Class C	481,599	2,661,356
Class I	4,183,492	3,841,005
Class J	31,257	53,672
Class Z	379,786	1,370,343
Distributions reinvested:
Class A	29,859,382	9,319,630
Class C	1,441,372	413,471
Class I	1,886,183	542,433
Class J	1,736,746	565,527
Class Y	747,510	301,733
Class Z	4,132,487	1,327,439
Cost of shares redeemed:
Class A	(18,574,187)	(29,534,671)
Class C	(1,709,304)	(4,265,088)
Class I	(3,894,110)	(2,938,333)
Class J	(436,002)	(1,203,421)
Class Y	(3,917,604)	(1,768,143)
Class Z	(1,242,039)	(4,424,657)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	22,102,852	(5,785,730)
Total Increase (Decrease) in Net Assets	(55,538,633)	28,757,521
Net Assets ($):
Beginning of Period	358,453,802	329,696,281
End of Period	302,915,169	358,453,802

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	290,459	686,951
Shares issued for distributions reinvested	1,205,330	381,897
Shares redeemed	(785,459)	(1,133,350)
Net Increase (Decrease) in Shares Outstanding	710,330	(64,502)
Class Cb
Shares sold	20,061	102,214
Shares issued for distributions reinvested	58,418	16,906
Shares redeemed	(70,991)	(163,708)
Net Increase (Decrease) in Shares Outstanding	7,488	(44,588)
Class Ia
Shares sold	177,844	149,393
Shares issued for distributions reinvested	76,512	22,310
Shares redeemed	(167,041)	(114,562)
Net Increase (Decrease) in Shares Outstanding	87,315	57,141
Class J
Shares sold	1,309	2,061
Shares issued for distributions reinvested	70,013	23,129
Shares redeemed	(17,669)	(46,038)
Net Increase (Decrease) in Shares Outstanding	53,653	(20,848)
Class Y
Shares issued for distributions reinvested	30,110	12,362
Shares redeemed	(156,267)	(71,303)
Net Increase (Decrease) in Shares Outstanding	(126,157)	(58,941)
Class Z
Shares sold	15,985	54,317
Shares issued for distributions reinvested	167,847	54,644
Shares redeemed	(52,809)	(173,017)
Net Increase (Decrease) in Shares Outstanding	131,023	(64,056)

[a]	During the period ended May 31, 2022, 4,281 Class A shares representing $89,783 were exchanged for 4,306 Class I shares.
[b]

During the period ended May 31, 2022, 7,816 Class C shares representing $211,051 were automatically converted to 7,776 Class A shares and during the period ended November 30, 2021, 8,092 Class C shares representing $210,186 were automatically converted to 8,074 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2022		Year Ended November 30,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.39	24.82	23.32	23.22	23.61	21.42
Investment Operations:
Net investment income[a]	.06	.06	.16	.29	.24	.20
Net realized and unrealized gain (loss) on investments	(2.53)	3.49	2.16	1.76	.50	2.22
Total from Investment Operations	(2.47)	3.55	2.32	2.05	.74	2.42
Distributions:
Dividends from net investment income	(.07)	(.16)	(.30)	(.26)	(.20)	(.23)
Dividends from net realized gain on investments	(3.12)	(.82)	(.52)	(1.69)	(.93)	-
Total Distributions	(3.19)	(.98)	(.82)	(1.95)	(1.13)	(.23)
Net asset value, end of period	21.73	27.39	24.82	23.32	23.22	23.61
Total Return (%)[b]	(10.37)[c]	14.83	10.32	10.23	3.24	11.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.22	1.24	1.24	1.24	1.26
Ratio of net expenses to average net assets	1.15[d]	1.17	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	.49[d]	.22	.72	1.32	1.01	.90
Portfolio Turnover Rate	33.22[c]	79.60	95.62[e]	109.36	98.95	97.15
Net Assets, end of period ($ x 1,000)	231,499	272,320	248,370	246,554	240,418	231,677

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2022		Year Ended November 30,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.25	24.72	23.24	23.16	23.52	21.34
Investment Operations:
Net investment income (loss)[a]	(.03)	(.14)	(.01)	.12	.05	.03
Net realized and unrealized gain (loss) on investments	(2.52)	3.49	2.15	1.78	.52	2.22
Total from Investment Operations	(2.55)	3.35	2.14	1.90	.57	2.25
Distributions:
Dividends from net investment income	-	-	(.14)	(.13)	-	(.07)
Dividends from net realized gain on investments	(3.12)	(.82)	(.52)	(1.69)	(.93)	-
Total Distributions	(3.12)	(.82)	(.66)	(1.82)	(.93)	(.07)
Net asset value, end of period	21.58	27.25	24.72	23.24	23.16	23.52
Total Return (%)[b]	(10.70)[c]	13.96	9.48	9.46	2.43	10.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00[d]	1.99	2.01	2.01	1.99	2.02
Ratio of net expenses to average net assets	1.90[d]	1.92	1.95	1.95	1.95	1.95
Ratio of net investment income (loss) to average net assets	(.26)[d]	(.53)	(.02)	.57	.22	.14
Portfolio Turnover Rate	33.22[c]	79.60	95.62[e]	109.36	98.95	97.15
Net Assets, end of period ($ x 1,000)	10,320	12,826	12,737	12,838	11,805	23,183

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

Six Months Ended
May 31, 2022		Year Ended November 30,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.36	24.79	23.29	23.30	23.68	21.49
Investment Operations:
Net investment income[a]	.09	.12	.21	.33	.27	.26
Net realized and unrealized gain (loss) on investments	(2.52)	3.49	2.17	1.77	.54	2.21
Total from Investment Operations	(2.43)	3.61	2.38	2.10	.81	2.47
Distributions:
Dividends from net investment income	(.19)	(.22)	(.36)	(.42)	(.26)	(.28)
Dividends from net realized gain on investments	(3.12)	(.82)	(.52)	(1.69)	(.93)	-
Total Distributions	(3.31)	(1.04)	(.88)	(2.11)	(1.19)	(.28)
Net asset value, end of period	21.62	27.36	24.79	23.29	23.30	23.68
Total Return (%)	(10.24)[b]	15.13	10.61	10.55	3.51	11.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[c]	.98	1.00	1.01	1.00	1.06
Ratio of net expenses to average net assets	.90[c]	.92	.95	.95	.95	.95
Ratio of net investment income to average net assets	.75[c]	.47	.96	1.59	1.22	1.14
Portfolio Turnover Rate	33.22[b]	79.60	95.62[d]	109.36	98.95	97.15
Net Assets, end of period ($ x 1,000)	14,735	16,259	13,317	11,251	21,301	14,476

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2022		Year Ended November 30,
Class J Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.51	24.92	23.41	23.30	23.68	21.49
Investment Operations:
Net investment income[a]	.09	.12	.22	.35	.29	.26
Net realized and unrealized gain (loss) on investments	(2.54)	3.51	2.17	1.76	.51	2.21
Total from Investment Operations	(2.45)	3.63	2.39	2.11	.80	2.47
Distributions:
Dividends from net investment income	(.19)	(.22)	(.36)	(.31)	(.25)	(.28)
Dividends from net realized gain on investments	(3.12)	(.82)	(.52)	(1.69)	(.93)	-
Total Distributions	(3.31)	(1.04)	(.88)	(2.00)	(1.18)	(.28)
Net asset value, end of period	21.75	27.51	24.92	23.41	23.30	23.68
Total Return (%)	(10.26)[b]	15.13	10.59	10.55	3.46	11.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	.97	.99	1.00	.99	1.00
Ratio of net expenses to average net assets	.90[c]	.92	.95	.95	.95	.95
Ratio of net investment income to average net assets	.74[c]	.47	.97	1.58	1.25	1.15
Portfolio Turnover Rate	33.22[b]	79.60	95.62[d]	109.36	98.95	97.15
Net Assets, end of period ($ x 1,000)	12,960	14,914	14,031	13,810	16,415	18,203

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

Six Months Ended
May 31, 2022		Year Ended November 30,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.48	24.90	23.39	23.31	23.69	21.47
Investment Operations:
Net investment income[a]	.08	.12	.22	.35	. 29.26
Net realized and unrealized gain (loss) on investments	(2.53)	3.50	2.17	1.75	.52	2.24
Total from Investment Operations	(2.45)	3.62	2.39	2.10	.81	2.50
Distributions:
Dividends from net investment income	(.19)	(.22)	(.36)	(.33)	(.26)	(.28)
Dividends from net realized gain on investments	(3.12)	(.82)	(.52)	(1.69)	(.93)	-
Total Distributions	(3.31)	(1.04)	(.88)	(2.02)	(1.19)	(.28)
Net asset value, end of period	21.72	27.48	24.90	23.39	23.31	23.69
Total Return (%)	(10.28)[b]	15.12	10.62	10.51	3.52	11.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.92	.94	.96	1.09	.93
Ratio of net expenses to average net assets	.90[c]	.92	.94	.95	.95	.93
Ratio of net investment income to average net assets	.66[c]	.47	.96	1.49	1.26	1.17
Portfolio Turnover Rate	33.22[b]	79.60	95.62[d]	109.36	98.95	97.15
Net Assets, end of period ($ x 1,000)	2,401	6,505	7,362	5,392	11	11

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2022		Year Ended November 30,
Class Z Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.31	24.75	23.24	23.16	23.54	21.36
Investment Operations:
Net investment income[a]	.08	.10	.21	.32	.28	.24
Net realized and unrealized gain (loss) on investments	(2.52)	3.49	2.15	1.75	.50	2.21
Total from Investment Operations	(2.44)	3.59	2.36	2.07	.78	2.45
Distributions:
Dividends from net investment income	(.16)	(.21)	(.33)	(.30)	(.23)	(.27)
Dividends from net realized gain on investments	(3.12)	(.82)	(.52)	(1.69)	(.93)	-
Total Distributions	(3.28)	(1.03)	(.85)	(1.99)	(1.16)	(.27)
Net asset value, end of period	21.59	27.31	24.75	23.24	23.16	23.54
Total Return (%)	(10.29)[b]	15.05	10.55	10.41	3.44	11.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[c]	1.05	1.07	1.11	1.07	1.10
Ratio of net expenses to average net assets	.95[c]	.99	1.02	1.05	1.01	1.02
Ratio of net investment income to average net assets	.69[c]	.40	.93	1.47	1.19	1.08
Portfolio Turnover Rate	33.22[b]	79.60	95.62[d]	109.36	98.95	97.15
Net Assets, end of period ($ x 1,000)	31,001	35,630	33,881	32,989	33,129	35,416

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (“NIMNA”) and Insight North America LLC (“INA”) (collectively the “Sub-Advisers”), each a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serve as the fund’s sub-advisers.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class J and Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class J and Class Z shares generally are not available for new accounts and Class Z shares bear Shareholder Services Plan fees. Class I, Class Y, Class J and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

hierarchy. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	4,037,165		-	4,037,165
Commercial Mortgage-Backed	-	4,492,232		-	4,492,232
Corporate Bonds	-	37,934,495		-	37,934,495
Equity Securities - Common Stocks	173,416,042	15,161,264	††	-	188,577,306
Equity Securities - Preferred Stocks	-	74,936	††	-	74,936
Exchange-Traded Funds	5,945,857	-		-	5,945,857
Foreign Governmental	-	1,058,900		-	1,058,900
Investment Companies	13,010,724	-		-	13,010,724
Municipal Securities	-	1,871,515		-	1,871,515
U.S. Government Agencies Collateralized Mortgage Obligations	-	508,847		-	508,847
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,864,951		-	1,864,951
U.S. Government Agencies Mortgage-Backed	-	26,072,555		-	26,072,555
U.S. Government Agencies Obligations	-	577,254		-	577,254
U.S. Treasury Securities	-	23,207,176		-	23,207,176

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Other Financial Instruments:
Futures†††	18,220	-	-	18,220
Liabilities ($)
Other Financial Instruments:
Futures†††	(20,470)	-	-	(20,470)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2022, BNY Mellon earned $909 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2021 was as follows: ordinary income $5,259,318 and long-term capital gains $7,861,157. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic

848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2022 the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2021 through March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expense) exceed .90% of the value of the fund’s average daily net assets. On or after March 31, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $127,617 during the period ended May 31, 2022.

Pursuant to a sub-advisory agreements between the Adviser and the Sub-Advisers, the Adviser pays NIMNA a monthly fee at an annual rate of .30% and INA a monthly fee at an annual rate of .04% of the value of it’s portion of the fund’s average daily net assets.

During the period ended May 31, 2022, the Distributor retained $2,369 from commissions earned on sales of the fund’s Class A shares and $14,193 and $930 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2022, Class C shares were charged $43,021 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2022, Class A and Class C shares were charged $316,116 and $14,340, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2022, Class Z shares were charged $8,719 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2022, the fund was charged $47,842 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2022, the fund was charged $11,246 pursuant to the custody agreement.

During the period ended May 31, 2022, the fund was charged $12,866 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $203,364, Distribution Plan fees of $6,527, Shareholder Services Plan fees of $50,734, Custodian fees of $7,661, Chief Compliance Officer fees of $4,994 and Transfer Agent fees of $14,881, which are offset against an expense reimbursement currently in effect in the amount of $14,393.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures during the period ended May 31, 2022, amounted to $108,677,817 and $130,003,095, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2022 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2022:

Average Market Value ($)
Interest rate futures	22,262,584

At May 31, 2022, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $18,930,874, consisting of $43,100,652 gross unrealized appreciation and $24,169,778 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 8-9, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Advisory Agreement (the “NIMNA Agreement”), pursuant to which Newton Investment Management North America, LLC (“NIMNA”) provides asset allocation for the fund and manages the portion of the fund’s assets allocated to equity investments, and the Sub-Advisory Agreement (the “INA Agreement” and, collectively with the NIMNA Agreement and the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (“INA” and, together with NIMNA, the “Sub-Advisers” and each, a “Sub-Adviser”) manages the portion of the fund’s assets allocated to fixed-income investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mixed-asset target allocation growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional mixed-asset target allocation growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Advisers the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except the one-year period when total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except the one- and ten-year periods when total return performance was above the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for ten-year period and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the contractual management fee paid by the one other fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Advisers that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Advisers in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Advisers and the Adviser. The Board also took into consideration that the Sub-Advisers’ fees are paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser and the Sub-Advisers and the services provided to the fund by the Adviser and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Balanced Opportunity Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Advisers

Newton Investment Management North America, LLC
BNY Mellon Center,
201 Washington Street,
Boston, MA 02108

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6000SA0522

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)